OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income Loss
OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 19 – OTHER COMPREHENSIVE INCOME (LOSS)

The following is a summary of the accumulated other comprehensive income balances, net of tax:

	Year Ended
	December 31,
	2011	2010

Balance, beginning	$614,774	$1,726,434
Unrealized gains (losses) on securities available for sale arising during the period	1,530,168	(1,100,352)
Reclassification adjustment for realized gains included in income	(454,920)	(663,814)
Net unrealized gains (losses)	1,690,022	(37,732)
Tax effect	397,841	(652,506)
Balance, ending	$1,292,181	$614,774